CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,441,913)	$ (226,268)	¥ (1,339,908)	¥ (963,750)
Adjustments to reconcile net loss to net cash generated from operating activities
Depreciation of property and equipment	64,756	10,162	39,700	22,675
Share-based compensation	195,214	30,633	356,038	93,090
Foreign currency remeasurement gain	(32)	(5)	(38)	(291)
Noncash lease expenses	100,828	15,822	62,997	41,814
Impairment for property and equipment, right-of-use assets and rental deposits	121,294	19,034
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	31,628	4,963	(145,137)	(28,176)
Operating lease right-of-use assets	(68,269)	(10,713)	(184,517)	(63,829)
Other non-current assets	11,946	1,875	(2,760)	(4,164)
Accrued expenses and other current liabilities	(127,431)	(19,997)	213,439	82,691
Deferred revenue and customer advances	(354,411)	(55,615)	354,116	168,288
Operating lease liabilities	(40,302)	(6,324)	123,082	20,364
Net cash used in operating activities	(1,506,692)	(236,433)	(522,988)	(631,288)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of short-term investments				20,000
Purchase of property and equipment	(129,356)	(20,299)	(89,504)	(48,594)
Proceeds from disposal of property and equipment	11,753	1,844
Net cash used in investing activities	(117,603)	(18,455)	(89,504)	(28,594)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters			2,051,695
Payment of the IPO issuance cost	(9,556)	(1,500)	(18,469)
Repurchase and cancellation of vested options			(528)	(551)
Proceeds from exercise of share options	10,508	1,649	195
Proceeds from short-term borrowings				85,000
Repayment of short-term borrowings			(85,000)
Net cash generated from financing activities	952	149	2,797,421	84,449
Effect of exchange rate changes	(30,891)	(4,846)	(38,499)	(11,709)
Net (decrease) increase in cash and cash equivalents and restricted cash	(1,654,234)	(259,585)	2,146,430	(587,142)
Cash, cash equivalents and restricted cash at beginning of the year	2,835,132	444,894	688,702	1,275,844
Cash, cash equivalents and restricted cash at end of the year	1,180,898	185,309	2,835,132	688,702
Supplemental schedule of cash flow information
Interest paid			3,031	95
Non-cash activities
Right-of-use assets obtained in exchange for operating lease obligations	99,667	15,640	169,725	56,448
Reduction of right-of-use assets and operating lease liabilities due to early termination of lease contract	157,379	24,696
Payables for purchase of property and equipment	10,229	1,605	13,024	4,096
Payable related to the IPO issuance cost			9,684
Settlement of amount due from a related party through repurchase of ordinary shares			2,559
Exercise of warrant			1,014
Reconciliation to amounts on the Consolidated Balance Sheets
Cash and cash equivalents	1,180,898	185,309	2,834,962	653,859
Restricted cash			170	34,843
Cash, cash equivalents and restricted cash at end of the year	¥ 1,180,898	$ 185,309	2,835,132	¥ 688,702
Series F Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of Series F convertible redeemable preferred shares			¥ 849,528